EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
                Supplement to Statements of Additional Information
                              Dated January 1, 2003

                             EATON VANCE GROWTH FUND
                  EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                       EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                       EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                      EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                      EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
               Supplement to Statements of Additional Information
                              Dated January 1, 2004

                      EATON VANCE NATIONAL MUNICIPALS FUND
               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
               Supplement to Statements of Additional Information
                             Dated February 1, 2004

                        EATON VANCE EQUITY RESEARCH FUND
                         EATON VANCE FLOATING-RATE FUND
                   EATON VANCE FLOATING-RATE HIGH INCOME FUND
                          EATON VANCE HIGH INCOME FUND
                        EATON VANCE STRATEGIC INCOME FUND
              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
               Supplement to Statements of Additional Information
                               Dated March 1, 2004

                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
               EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
                         EATON VANCE PRIME RATE RESERVES
                      EV CLASSIC SENIOR FLOATING-RATE FUND
               Supplement to Statements of Additional Information
                               Dated April 1, 2004

                            EATON VANCE BALANCED FUND
                        EATON VANCE CASH MANAGEMENT FUND
                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
               EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
                         EATON VANCE LARGE-CAP CORE FUND
                        EATON VANCE LARGE-CAP VALUE FUND
                          EATON VANCE LOW DURATION FUND
                          EATON VANCE MONEY MARKET FUND
                         EATON VANCE MUNICIPAL BOND FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SMALL-CAP VALUE FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                          EATON VANCE TAX FREE RESERVES
                     EATON VANCE TAX-MANAGED GROWTH FUND 1.1
                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                           EATON VANCE UTILITIES FUND
                        EATON VANCE VT FLOATING-RATE FUND
                      EATON VANCE VT INCOME FUND OF BOSTON
                       EATON VANCE VT INFORMATION AGE FUND
                  EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
               Supplement to Statements of Additional Information
                                Dated May 1, 2003

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                           EATON VANCE HIGH YIELD FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
               Supplement to Statements of Additional Information
                               Dated June 1, 2003

                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                Supplement to Statement of Additional Information
                               Dated July 16, 2003

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
               EATON VANCE MASSACHUSETTS MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
               Supplement to Statements of Additional Information
                              Dated August 1, 2003

                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                             Dated December 1, 2003

                           (COLLECTIVELY, "THE FUNDS")


As of April 15, 2004, the Trustees of the Funds are as follows:

Name and Date of Birth          Principal Occupation(s) During Past Five Years
----------------------          ----------------------------------------------

Interested Trustees

JAMES B. HAWKES                 Chairman, President and Chief Executive Officer
11/9/41                         of Boston Management and Research, Eaton Vance
                                Management (Eaton Vance), Eaton Vance
                                Corporation (EVC) and Eaton Vance, Inc. (EV);
                                Director of EV; Vice President and Director of
                                Eaton Vance Distributors. Trustee and/or officer of 196 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, Eaton Vance, EVC and EV.

Noninterested Trustees

SAMUEL L. HAYES, III            Jacob H. Schiff Professor of Investment Banking
2/23/35                         Emeritus, Harvard University Graduate School of
                                Business Administration.

WILLIAM H. PARK                 President and Chief Executive Officer, Prizm
9/19/47                         Capital Management, LLC (investment management
                                firm) (since 2002). Executive Vice President and
                                Chief Financial Officer, United Asset Management
                                Corporation (a holding company owning
                                institutional investment management firms)
                                (1982-2001).

RONALD A. PEARLMAN              Professor of Law, Georgetown University Law
7/10/40                         Center (since 1999). Tax Partner, Covington &
                                Burling, Washington, DC (1991-2000).

NORTON H. REAMER                President, Chief Executive Officer and a
9/21/35                         Director of Asset Management Finance Corp. (a
                                specialty finance company serving the investment management industry) (since October 2003).
                                President, Unicorn Corporation (an investment and financial advisory services company) (since
                                September 2000). Formerly, Chairman, Hellman,
                                Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly,
                                Advisory Director of Berkshire Capital
                                Corporation (investment banking firm)
                                (2002-2003). Formerly, Chairman of the Board,
                                United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).

LYNN A. STOUT                   Professor of Law, University of California at
9/14/57                         Los Angeles School of Law (since July 2001).
                                Formerly, Professor of Law, Georgetown
                                University Law Center.


April 19, 2004

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